Offerings - Offering: 1	Nov. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715.00
Offering Note
(1)	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price and Rule 457(r) under the Securities Act. This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Registration Statement on Form S-3 (File No. 333-291522) of Omeros Corporation (the “Registrant”) filed with the Securities and Exchange Commission (the “SEC”) on November 14, 2025 in accordance with Rules 456(b) and 457(r) under the Securities Act.